LONG-TERM INCENTIVE COMPENSATION - Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Number of options
Outstanding beginning balance, options	511,600
Exercised, options	(305,400)
Outstanding ending balance, options	206,200	511,600
Options vested and expected to vest, options	204,300
Options exercisable	135,700
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 45.06
Exercised, weighted-average exercise price	33.56
Outstanding, Weighted-average exercise price, ending balance	62.10	$ 45.06
Options vested and expected to vest, Weighted-average exercise price	61.99
Options exercisable ,Weighted-average exercise price	$ 55.93
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	4 years 11 months 1 day	4 years
Outstanding ,Weighted-average remaining contractual life ending balance	4 years 11 months 1 day	4 years
Options vested or expected to vest, Weighted-average remaining contractual life	4 years 10 months 28 days
Options exercisable, Weighted-average remaining contractual life	4 years 1 month 20 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 22.4
Outstanding, Aggregate intrinsic value ending balance	14.3	$ 22.4
Options vested and expected to vest, Aggregate Intrinsic Value	14.2
Options exercisable, Aggregate Intrinsic Value	$ 10.3